RESERVES - NARRATIVE (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions					12 Months Ended
	Sep. 17, 2019	May 09, 2019	Sep. 12, 2018	Jun. 04, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 24, 2018	May 15, 2018
Stated rate of net income transferred to statutory surplus reserve					10.00%
Amount of retained earnings available for distribution					¥ 130,645	¥ 143,148
Final dividend per share in respect of the year proposed					¥ 0.19
Final dividend per share in respect of the year approved		¥ 0.26							¥ 0.40
Final dividend in respect of the year proposed		¥ 31,479			¥ 23,004
Final dividend in respect of the year approved				¥ 48,428	¥ 31,479	48,428	¥ 20,582
Interim dividend per share for the year					¥ 0.12			¥ 0.16
Interim dividend	¥ 14,529		¥ 19,371		¥ 14,529	19,371	12,107
Statutory surplus reserve
Stated rate of net income transferred to statutory surplus reserve					10.00%
Appropriation					¥ 3,745	3,996	3,042
Minimum
Stated rate of reserve to registered capital					25.00%
Maximum
Stated rate of reserve to registered capital					50.00%
The Company | Statutory surplus reserve
Appropriation					¥ 3,745	¥ 3,996	¥ 3,042